Trade receivables - Components of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Gross trade receivables	$ 1,429	$ 1,438
Provision	(68)	(48)	$ (54)	$ (77)
Total trade receivables, net	1,361	1,390
Not overdue [member]
Disclosure of provision matrix [line items]
Gross trade receivables	1,137	1,135
Provision	(2)	(1)
Total trade receivables, net	$ 1,135	$ 1,134
Expected credit loss rates	0.20%	0.10%
Past due for not more than one month [member]
Disclosure of provision matrix [line items]
Gross trade receivables	$ 109	$ 118
Provision	(1)	(1)
Total trade receivables, net	$ 108	$ 117
Expected credit loss rates	0.90%	0.80%
Past due for more than one month but less than three months [member]
Disclosure of provision matrix [line items]
Gross trade receivables	$ 67	$ 81
Provision	(2)	(1)
Total trade receivables, net	$ 65	$ 80
Expected credit loss rates	3.00%	1.20%
Past due for more than three months but less than six months [member]
Disclosure of provision matrix [line items]
Gross trade receivables	$ 36	$ 47
Provision	(2)	(2)
Total trade receivables, net	$ 34	$ 45
Expected credit loss rates	5.60%	4.30%
Past due for more than six months but less than one year [member]
Disclosure of provision matrix [line items]
Gross trade receivables	$ 31	$ 21
Provision	(18)	(12)
Total trade receivables, net	$ 13	$ 9
Expected credit loss rates	58.10%	57.10%
Past due for more than one year [member]
Disclosure of provision matrix [line items]
Gross trade receivables	$ 49	$ 36
Provision	(43)	(31)
Total trade receivables, net	$ 6	$ 5
Expected credit loss rates	87.80%	86.10%